REVENUE FROM CONTINUING OPERATIONS	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUE FROM CONTINUING OPERATIONS

10.

REVENUE FROM CONTINUING OPERATIONS

Revenue from continuing operations represents the following:

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Revenue from contracts with a customer	—	—	12,969	1,863

(a)

Disaggregated revenue information

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Type of goods
Sale of copper ore	—	—	12,969	1,863

Geographic market
Mainland China	—	—	12,969	1,863

Timing of revenue recognition
Goods transferred at a point in time	—	—	12,969	1,863

All revenue was generated from the exploration and mining segment (Note 20).

No revenue was recognized in the current reporting period that was included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods.

(b)

Performance obligations

Information about the Group’s performance obligations is summarized below:

Trading of copper ore

The performance obligation is satisfied upon delivery of the copper ore and payment is generally due within 3 months from delivery.